Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash Flows From Operating Activities
Net loss	$ (8,344,211)	$ (11,023,762)
Adjustments to reconcile net loss to net cash used in operating activities:
Share based compensation	1,344,113	1,028,383
Depreciation and amortization	499,930	496,948
Bad debt expense	15,335	16,090
Inventory write down	35,041	67,080
Accretion expense	69,102	81,361
Change in fair value of convertible debt	(21,000)	528,210
Gain on sale of assets	(2,004)
Changes in operating assets and liabilities:
Trade receivables, net	(100,353)	(64,949)
Inventories	(112,193)	8,271
Prepaid expenses and other current assets	703,206	450,658
Accounts payable and accrued liabilities	(603,121)	285,161
Deferred revenue		(18,196)
Net cash used in operating activities	(6,516,155)	(8,144,745)
Cash Flows From Investing Activities
Payment for intangible asset	(200,000)
Payment for intangible asset - related party	(250,000)	(300,000)
Purchase of property and equipment	(1,123)	(120,660)
Net cash used in investing activities	(451,123)	(420,660)
Cash Flows From Financing Activities
Sale of ordinary shares and warrants	3,534,757	515,262
Proceeds from convertible debt		2,970,000
Repayments of convertible debt	(600,000)	(787,633)
Payments on silent partnerships	(54,576)
Payments of lease obligations	(204,723)	(146,304)
Net cash provided by financing activities	2,675,458	2,551,325
Effect of changes in exchange rates	(32,781)	(79,081)
Net change in cash	(4,324,601)	(6,093,161)
Cash at beginning of period	6,235,670	7,070,925
Cash at end of period	1,911,069	977,764
Cash Paid For:
Interest expense	76,309	190,000
Income tax
Non-Cash Investing and Financing Activities
Right of use asset additions	351,718	100,578
Acquisition of intangible asset for structured payments	1,200,000
Issuance of ordinary shares for conversion of debt		$ 2,154,557